Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Number of shares options
Outstanding, December 31, 2019	[1]	29,854,480
Granted	[1]	1,028,240
Exercised	[1]	(3,516,400)
Forfeited/Cancelled	[1]	(3,147,280)
Outstanding, December 31, 2020	[1]	24,219,040	29,854,480
Vested and expected to vest at December 31, 2020	[1]	19,756,080
Exercisable at December 31, 2020	[1]	12,098,400
Weighted average exercise price (US$)
Outstanding, December 31, 2019	[1]	$ 17
Granted	[1]	11
Exercised	[1]	13
Forfeited/Cancelled	[1]	17
Outstanding, December 31, 2020	[1]	17	$ 17
Vested and expected to vest at December 31, 2020	[1]	18
Exercisable at December 31, 2020	[1]	$ 21
Weighted average remaining contractual life (Years)
Outstanding		7 years	8 years
Vested and expected to vest at December 31, 2020		7 years
Exercisable at December 31, 2020		5 years
Aggregate intrinsic value (US$ in millions)
Outstanding		$ 245	$ 72
Vested and expected to vest at December 31, 2020		186
Exercisable at December 31, 2020		$ 78

[1]	The number of share options and weighted average exercise price has been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021 as detailed in Note 1 and Note 21.